Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Contract Liabilities

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Unfulfilled service-type maintenance services	195,245	155,192	21,847
Advance from customer	499,831	536,235	75,487

Total	695,076	691,427	97,334

Current	617,737	639,213	89,984
Non-current	77,339	52,214	7,350

Total contract liabilities (Note 6.2)	695,076	691,427	97,334